Description of the business and summary of significant accounting policies - Relevant events (Details)									1 Months Ended		12 Months Ended
	Dec. 20, 2021 shares	Oct. 13, 2021 USD ($) item	Dec. 11, 2020 $ / shares shares	May 12, 2020 engine	Feb. 24, 2020	Jun. 20, 2019 USD ($) item	Feb. 17, 2010	May 09, 2005	Nov. 30, 2018 aircraft	Dec. 31, 2017 aircraft	Dec. 31, 2022	Dec. 31, 2021 aircraft	Apr. 18, 2023 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 $ / $	Dec. 31, 2022 ₡ / $	Dec. 31, 2022 Q / $	Dec. 31, 2021 USD ($)	Dec. 31, 2021 $ / $	Dec. 31, 2021 ₡ / $	Dec. 31, 2021 Q / $	Oct. 13, 2021 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 $ / $	Dec. 31, 2020 ₡ / $	Dec. 31, 2020 Q / $	Jun. 20, 2019 MXN ($)
Description of the business and summary of significant accounting policies
Exchange rate													18.0638	4,810.20		19.36	594.9700	7.8515	3,981.16	20.58	645.900	7.7285		3,428.26	19.9487	615.7800	7.8095
Maturity of notes											5 years
Basis points											0.25%
A321NEO model
Description of the business and summary of significant accounting policies
Number of aircraft purchased				34						34
A320NEO Into A321NEO
Description of the business and summary of significant accounting policies
Number of aircraft purchased | aircraft									6			20
Concesionaria
Description of the business and summary of significant accounting policies
Term of authorization to provide air transportation services					20 years		10 years	5 years
Asset backed trust notes
Description of the business and summary of significant accounting policies
Number of notes issued | item		15,000,000				15,000,000
Notes issued						$ 78,500,000								$ 77,500,000									$ 1,500,000,000					$ 1,500,000,000
Exchange rate		1				0.1936					0.1936				0.1936								20.80					0.1936
Authorized amount under the program		$ 144,200,000				$ 157,100,000								$ 155,000,000.0									$ 3,000,000,000.0					$ 3,000,000,000.0
Maturity of notes						5 years
Basis points											1.75%	1.75%
Asset backed trust notes | Concesionaria
Description of the business and summary of significant accounting policies
Notes issued		$ 72,100,000																					$ 1,500,000,000
Exchange rate | $		1
Asset backed trust notes | 28-day TIIE
Description of the business and summary of significant accounting policies
Basis points						1.75%																						1.75%
Sustainability Linked Bond Principles 2020 | 2022
Description of the business and summary of significant accounting policies
Carbon dioxide emissions measured as grams of CO2 emissions per revenue passenger/kilometer											21.54%
Sustainability Linked Bond Principles 2020 | 2023
Description of the business and summary of significant accounting policies
Carbon dioxide emissions measured as grams of CO2 emissions per revenue passenger/kilometer											24.08%
Sustainability Linked Bond Principles 2020 | 2024
Description of the business and summary of significant accounting policies
Carbon dioxide emissions measured as grams of CO2 emissions per revenue passenger/kilometer											25.53%
Sustainability Linked Bond Principles 2020 | 2030
Description of the business and summary of significant accounting policies
Carbon dioxide emissions measured as grams of CO2 emissions per revenue passenger/kilometer											35.42%
Series B shares
Description of the business and summary of significant accounting policies
Conversion of equivalent number of shares	30,538,000
Series A shares
Description of the business and summary of significant accounting policies
Number of shares per CPO			1
American depositary shares
Description of the business and summary of significant accounting policies
Weighted average share price | $ / shares			$ 11.25
Number of CPOs per ADS			10
Primary follow-on equity offering
Description of the business and summary of significant accounting policies
Number of shares offered			134,000,000
Over-allotment | American depositary shares
Description of the business and summary of significant accounting policies
Number of shares issued			20,100,000